CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net income	$ 35,723	$ 161,771	$ 43,830
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property and equipment	33,218	41,906	34,433
Amortization of intangible assets	3,564	3,364	604
Amortization of convertible debt issuance cost	4,393	5,592	699
Stock-based compensation	56,139	32,493	19,964
Provision for allowance for doubtful accounts	14,933	21,574	10,385
Deferred income taxes provision (benefits)	(3,528)	(1,228)	1,782
Income from equity method investments, net	(218)	(19,471)	(9,525)
Realized loss (gain) on investments	(19,790)	(226,526)	7,387
Investment related impairment	8,479	19,593	6,134
Goodwill impairment		14,526
Foreign exchange loss	2,191	4,922	96
Loss (gain) on disposal of property and equipment	223	70	(41)
Change in fair value of investor option liability (Note 17)		46,972	(21,064)
Changes in assets and liabilities, net of acquisitions:
Accounts receivable	5,012	(87,121)	(61,787)
Prepaid expenses and other current assets	3,371	540	9,593
Other assets	3,496	(4,950)	(4,380)
Accounts payable	(73)	(75)	42
Amount due to customers	98,226	37,959	4,467
Accrued liabilities	62,728	54,052	30,771
Income taxes payable	(949)	(3,279)	7,686
Deferred revenues	20,758	(1,659)	(7,449)
Others	242		86
Net cash provided by operating activities	328,138	101,025	73,713
Cash flows from investing activities:
Purchases of short-term investments	(1,933,878)	(1,555,243)	(1,661,286)
Maturities of short-term investments	1,434,525	1,568,171	1,225,993
Cash paid for business combination, net of cash acquired		(12,695)	(3,355)
Purchases of property and equipment	(45,466)	(102,853)	(97,685)
Transfer to restricted cash	(140,652)
Cash paid (including prepayments) on long-term investments	(687,176)	(228,156)	(63,066)
Loan to a third party (Note 9)	(21,000)
Proceeds from disposal/ refund of long-term investments	227,002	139,216
Others	97
Net cash used in investing activities	(1,166,548)	(191,560)	(599,399)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares pursuant to stock plans	9,284	10,439	11,331
Proceeds from issuance of ordinary shares to chief executive officer (Note 15)	456,390
Proceeds from sales of non-controlling interests in subsidiaries	652	2,117	2,593
Cash paid for purchase of non-controlling interests in subsidiary	(1,460)	(6,873)	(45,876)
Proceeds from Weibo's IPO, net of underwriter's commission		306,491
Payment of offering expenses		(5,213)
Proceeds from Alibaba for purchase Weibo shares		346,667	585,799
Tax payment on SINA's sale of Weibo share	(27,800)
Proceeds from issuance of senior convertible notes, net of issuance costs (Note 18)			783,227
Repurchase of ordinary shares ( Note 18)	(61,714)	(249,004)	(99,975)
Proceeds from bank loan	55,062
Repayment of bank loan	(55,062)
Proceeds from a long-term loan (Note 19)	21,000
Net cash provided by financing activities	396,352	404,624	1,237,099
Effect of exchange rate change on cash and cash equivalents	(18,185)	(6,683)	5,037
Net increase (decrease) in cash and cash equivalents	(460,243)	307,406	716,450
Cash and cash equivalents at the beginning of the year	1,223,682	916,276	199,826
Cash and cash equivalents at the end of the year	763,439	1,223,682	916,276
Supplemental disclosures:
Cash paid for income taxes	(14,522)	(12,067)	$ (5,407)
Cash paid for interest, net of amounts capitalized	(6,949)	(8,244)
Non-cash investing and financing activities
Deemed contribution from exercise of Weibo call option		$ 76,476
Deemed distribution to non-controlling interests from the transfer of Weibo Fund (Note 7)	$ 8,153